Trading Activities - Summary of Gross and Net Amounts Recognized Relating to Assets and Liabilities of each Partnership's Derivatives and their Offsetting Subject to Master Netting Agreements or Similar Agreements (Detail) - USD ($)
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Gross Amounts Recognized, Assets	$ 1,384,156	$ 1,417,762
Gross Amounts Offset in the Statements of Financial Condition, Assets	(1,015,510)	(1,390,084)
Amount Presented in the Statements of Financial Condition, Assets	368,646	27,678
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Cash Collateral Received/Pledged	0	0
Assets, Net Amount	368,646	27,678
Gross Amounts Recognized, Liabilities	(1,117,857)	(1,631,766)
Gross Amount Offset in the Statements of Financial Condition, Liabilities	1,015,510	1,390,084
Amounts Presented in the Statements of Financial Condition, Liabilities	(102,347)	(241,682)
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Cash Collateral Received/Pledged	0	0
Liabilities, Net Amount	(102,347)	(241,682)
Net fair value	266,299	(214,004)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets	427,273	1,534,299
Gross Amounts Offset in the Statements of Financial Condition, Assets	(367,542)	(1,534,299)
Amount Presented in the Statements of Financial Condition, Assets	59,731
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Cash Collateral Received/Pledged	0	0
Assets, Net Amount	59,731
Gross Amounts Recognized, Liabilities	(367,542)	(1,783,055)
Gross Amount Offset in the Statements of Financial Condition, Liabilities	367,542	1,534,299
Amounts Presented in the Statements of Financial Condition, Liabilities		(248,756)
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Cash Collateral Received/Pledged	0	0
Liabilities, Net Amount		(248,756)
Net fair value	59,731	(248,756)
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets	279,345	1,057,600
Gross Amounts Offset in the Statements of Financial Condition, Assets	(279,345)	(817,341)
Amount Presented in the Statements of Financial Condition, Assets		240,259
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Cash Collateral Received/Pledged	0	0
Assets, Net Amount		240,259
Gross Amounts Recognized, Liabilities	(342,592)	(817,341)
Gross Amount Offset in the Statements of Financial Condition, Liabilities	279,345	817,341
Amounts Presented in the Statements of Financial Condition, Liabilities	(63,247)
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Cash Collateral Received/Pledged	0	0
Liabilities, Net Amount	(63,247)
Net fair value		240,259
Futures Contracts [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets	753,644	724,794
Gross Amounts Offset in the Statements of Financial Condition, Assets	(384,998)	(724,794)
Amount Presented in the Statements of Financial Condition, Assets	368,646
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Cash Collateral Received/Pledged	0	0
Assets, Net Amount	368,646
Gross Amounts Recognized, Liabilities	(384,998)	(966,476)
Gross Amount Offset in the Statements of Financial Condition, Liabilities	384,998	724,794
Amounts Presented in the Statements of Financial Condition, Liabilities		(241,682)
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Cash Collateral Received/Pledged	0	0
Liabilities, Net Amount		(241,682)
Futures Contracts [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets		269,891
Gross Amounts Offset in the Statements of Financial Condition, Assets		(269,891)
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Financial Instruments		0
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Cash Collateral Received/Pledged		0
Gross Amounts Recognized, Liabilities		(460,830)
Gross Amount Offset in the Statements of Financial Condition, Liabilities		269,891
Amounts Presented in the Statements of Financial Condition, Liabilities		(190,939)
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Financial Instruments		0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Cash Collateral Received/Pledged		0
Liabilities, Net Amount		(190,939)
Futures Contracts [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets		817,717
Gross Amounts Offset in the Statements of Financial Condition, Assets		(580,290)
Amount Presented in the Statements of Financial Condition, Assets		237,427
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Financial Instruments		0
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Cash Collateral Received/Pledged		0
Assets, Net Amount		237,427
Gross Amounts Recognized, Liabilities		(580,290)
Gross Amount Offset in the Statements of Financial Condition, Liabilities		580,290
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Financial Instruments		0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Cash Collateral Received/Pledged		0
Forward Contracts [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets	630,512	692,968
Gross Amounts Offset in the Statements of Financial Condition, Assets	(630,512)	(665,290)
Amount Presented in the Statements of Financial Condition, Assets		27,678
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Cash Collateral Received/Pledged	0	0
Assets, Net Amount		27,678
Gross Amounts Recognized, Liabilities	(732,859)	(665,290)
Gross Amount Offset in the Statements of Financial Condition, Liabilities	630,512	665,290
Amounts Presented in the Statements of Financial Condition, Liabilities	(102,347)
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Cash Collateral Received/Pledged	0	0
Liabilities, Net Amount	(102,347)
Forward Contracts [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets	427,273	1,264,408
Gross Amounts Offset in the Statements of Financial Condition, Assets	(367,542)	(1,264,408)
Amount Presented in the Statements of Financial Condition, Assets	59,731
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Cash Collateral Received/Pledged	0	0
Assets, Net Amount	59,731
Gross Amounts Recognized, Liabilities	(367,542)	(1,322,225)
Gross Amount Offset in the Statements of Financial Condition, Liabilities	367,542	1,264,408
Amounts Presented in the Statements of Financial Condition, Liabilities		(57,817)
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Cash Collateral Received/Pledged	0	0
Liabilities, Net Amount		(57,817)
Forward Contracts [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets	279,345	239,883
Gross Amounts Offset in the Statements of Financial Condition, Assets	(279,345)	(237,051)
Amount Presented in the Statements of Financial Condition, Assets		2,832
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Assets, Cash Collateral Received/Pledged	0	0
Assets, Net Amount		2,832
Gross Amounts Recognized, Liabilities	(342,592)	(237,051)
Gross Amount Offset in the Statements of Financial Condition, Liabilities	279,345	237,051
Amounts Presented in the Statements of Financial Condition, Liabilities	(63,247)
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Financial Instruments	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Liabilities, Cash Collateral Received/Pledged	0	$ 0
Liabilities, Net Amount	$ (63,247)